MARKETABLE SECURITIES (Schedule of gross unrealized losses and fair values on investments) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Available-for-Sale Securities, fair value, less than 12 months	$ 32,688	$ 992
Available-for-Sale Securities, gross unrealized losses, less than 12 months	23		[1]
Available-for-Sale Securities, fair value, greater than 12 months	0	0
Available-for-Sale Securities, gross unrealized losses, less than 12 months	$ 0	$ 0

[1]	Represents an amount lower than $1.